CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2021
Capital Management
CAPITAL MANAGEMENT

19.	CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

●	to safeguard the Company’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and

●	to provide an adequate return to shareholders through expansion correspondingly to the level of risk.

The Company considers its share capital, other shareholders’ equity, credit facility, and short-term loans, to be its capital. As a part of its loan commitments, the Company is required to obtain authorization from the credit facility lender (Note 10) prior to obtaining further loans. The Company’s capital is currently not subject to any other external restrictions except those described in Note 10.

The Company sets the amount of capital in proportion to risk. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares, sell assets, reduce debt or increase its debt. Certain of the Company’s cash amounts have been restricted for the purposes outlined in Note 5.